Income taxes	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Income taxes
16.
Income taxes
i)
Amounts recognized in profit or loss

	2022	2021	2020
(in $ millions)	$	$	$
Current tax expense
Current year	27	6	7
Changes in estimates related to prior years	*	*	*
	27	6	7
Deferred tax (credit)/expense
Origination and reversal of temporary difference	(9)	(3)	(5)
Recognition of previously unrecognized tax losses	(12)	—	—
	(21)	(3)	(5)
Income tax expense	6	3	2

* Amount less than $1 million

ii)
The reconciliation between income tax expenses and the loss before income tax is presented as follows:

	2022	2021	2020
(in $ millions)	$	$	$
Loss before tax	(1,734)	(3,552)	(2,743)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(165)	(238)	(241)
Non-deductible expenses	13	46	66
Current year losses for which no deferred tax asset is recognized	194	211	196
Benefits from previously unrecognized tax losses	(36)	(16)	(19)
Changes in estimates related to prior years	*	*	*
Income tax expense	6	3	2

* Amount less than $1 million

iii)
Movement in deferred tax balances

	2022	2021
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	12	—
Deferred revenue and others	8	5
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	18	3

	Movement in deferred tax liabilities	Movement in deferred tax assets
(in $ millions)	$	$
Balance at January 1, 2021	(1)	—
Recognized in profit or loss	(2)	5
Balance at December 31, 2021	(3)	5
Balance at January 1, 2022	(3)	5
Recognized in profit or loss	6	15
Acquisition through business combination	(21)	—
Balance at December 31, 2022	(18)	20

iv)
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2022	2021
(in $ millions)	$	$
Unutilized tax losses	6,767	6,324

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Group can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the Group operates.

v)
Tax losses carried forward

Out of the $6,767 million tax losses, $3,546 million expire as below. The remaining tax losses do not expire under the current tax legislation.

Expire by	$
(in $ millions)
2023	838
2024	1,440
2025	535
2026	432
2027	247
2028	6
2029	25
2030	6
2031	8
2032	9

Deferred tax assets in certain subsidiaries, have not been recognized in respect of the tax losses carried forward because it is not probable that future taxable profits will be available against which the Group entities can utilize benefits therefrom.